LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP American Growth-Income Fund Supplement Dated June 5, 2024 to the Summary and Statutory Prospectuses dated May 1, 2024

This Supplement updates certain information in the Summary and Statutory Prospectuses for the LVIP American Growth-Income Fund (the “Fund”). You may obtain copies of the Fund’s Summary and Statutory Prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Effective immediately, the Fund’s Summary and Statutory Prospectuses are revised as follows:

1.

All references to, and information regarding Donald D. O’Neal, William L. Robbins, and Carlos A. Schonfeld, in the Fund’s Summary and Statutory Prospectuses are deleted in their entirety. Caroline Jones has been added to the portfolio management team.

2.	The following replaces the information related to Capital Research and Management CompanySM (“CRMC”), under Portfolio Managers on page 4 of the Summary and Statutory Prospectuses:

CRMC Portfolio Managers	Company Title	Experience with Fund
Charles E. Ellwein	Partner, Capital Research Global Investors	Since 2015
J. Blair Frank	Partner, Capital Research Global Investors	Since 2006
Keiko McKibben, Vice President	Partner, Capital Research Global Investors	Since 2014
Caroline Jones	Partner, Capital Research Global Investors	Since 2024

3.	The following replaces the information under Management and Organization — CRMC Portfolio Managers on page 9 of the Statutory Prospectus:

Master Fund Portfolio Manager	Primary Title With CRMC (or Affiliate)	Years of Experience as Master Fund Portfolio Manager	Portfolio Manager’s Role in the Management of the Master Fund	Approximate Years of Experience as an Investment Professional
				With CRMC or Affiliates	Total Years
Charles E. Ellwein	Partner, Capital Research Global Investors	9 years (plus 8 years of prior experience as an investment analyst for the fund)	An equity portfolio manager	18	28
J. Blair Frank	Partner, Capital Research Global Investors	18 years	An equity portfolio manager	30	31

Keiko McKibben, Vice President	Partner, Capital Research Global Investors	10 years (plus 10 years of prior experience as an investment analyst for the fund)	An equity portfolio manager	26	30
Caroline Jones	Partner, Capital Research Global Investors	4 years (plus 9 years of prior experience as an investment analyst for the fund)	An equity portfolio manager	20	27

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LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP American Growth-Income Fund Supplement Dated June 5, 2024 to the Statement of Additional Information dated May 1, 2024

This Supplement updates certain information in the Statement of Additional Information (SAI) for the LVIP American Growth-Income Fund (the “Fund”). You may obtain copies of the Fund’s SAI free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Effective immediately, all references to, and information regarding, Donald D. O’Neal, William L. Robbins, and Carlos A. Schonfeld, in the SAI, are deleted in their entirety. Caroline Jones has been added to the portfolio management team.

1.	The following supplements the information under Other Accounts Managed — Capital Research and Management Company:

Adviser/Sub-Adviser, Portfolio Manager(s)	Total Number of Other Accounts	Total Assets (in billions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in billions) of Other Accounts Paying Performance Fees
American Growth-Income Fund
Charles E. Ellwein
Registered Investment Companies[1]	4	$198.4	0	$0
Other Pooled Investment Vehicles[1]	3	$1.81	0	$0
Other Accounts[2]	0	$0	0	$0
J. Blair Frank
Registered Investment Companies[1]	2	$250.8	0	$0
Other Pooled Investment Vehicles[1]	1	$3.63	0	$0
Other Accounts[2]	0	$0	0	$0

Keiko McKibben
Registered Investment Companies[1]	2	$7.3	0	$0
Other Pooled Investment Vehicles[1]	0	$0	0	$0
Other Accounts[2]	0	$0	0	$0
Caroline Jones
Registered Investment Companies[1]	2	$36.2	0	$0
Other Pooled Investment Vehicles[1]	2	$1.20	0	$0
Other Accounts[2]	0	$0	0	$0

[1]

Indicates other Registered Investment Companies (“RICs”), other Pooled Investment Vehicles (“PIVs”) or other accounts (“Other Accounts”) managed by CRMC or its affiliates for which the portfolio manager also has significant day-to-day management responsibilities. Assets noted are the total net assets of the RICs, PIVs or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or Other Account has an advisory fee that is based on the performance of the RIC, PIV or Other Account, unless otherwise noted.

[2]	Personal brokerage accounts of portfolio managers and their families are not reflected.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE